Fees Summary	Jul. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 750,000
Previously Paid Amount	0.00
Total Fee Amount	110.70
Total Offset Amount	0.00
Net Fee	110.70
Narrative - Max Aggregate Offering Price	$ 750,000
Final Prospectus	true